Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash Flows From Operating Activities
Net income	$ 7,877	$ 8,812	$ 6,297
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	564	528	482
Net (accretion) of deferred fees and costs, premiums and discounts	(326)	(202)	(178)
Amortization of component of net periodic pension (benefit) costs	(438)	(130)	(79)
Provision for loan losses	247	102	433
Net loss (gain) on sale and disposal of premises and equipment	9	(327)
Realized gain on sale of securities available for sale		(872)
Loss on write-down of land held for sale	156	397
Loss on write-down of real estate owned	38	50
Decrease (increase) in interest receivable	624	(174)	(64)
Deferred income tax (benefit) expense	(265)	13	(76)
Decrease (increase) in other assets	1,058	119	(2,304)
(Decrease) in accrued interest payable	(59)	(122)	(83)
Increase in other liabilities	354	80	789
(Increase) in cash surrender value of bank owned life insurance	(862)	(879)	(887)
ESOP shares committed to be released	751	706	730
Loss on sale of real estate owned	1
Restricted stock expense	62	52	706
Stock option expense	127	166	66
Increase in deferred compensation obligation under Rabbi Trust	21	19	24
Net Cash Provided by Operating Activities	9,939	8,338	5,856
Proceeds from calls, maturities and repayments of:
Investment securities available for sale	30,000	20,000
Mortgage-backed securities available for sale	7,816	17,586	21,209
Investment securities held to maturity	178,625	121,275	70,000
Mortgage-backed securities held to maturity	70,479	72,217	72,484
Proceeds from sale of mortgage-backed securities available for sale		11,070
Proceeds from sale of premises and equipment		493
Redemptions of Federal Home Loan Bank of New York stock	847	1,263	1,239
Purchases of:
Investment securities available for sale	(64,990)	(15,000)	(5,000)
Mortgage-backed securities available for sale	(5,014)
Investment securities held to maturity	(112,829)	(194,658)	(154,967)
Mortgage-backed securities held to maturity	(106,947)	(95,960)	(116,834)
Loans receivable	(20,788)	(1,817)	(2,943)
Bank owned life insurance		(3,000)
Premises and equipment	(373)	(515)	(788)
Federal Home Loan Bank of New York stock		(80)	(656)
Net decrease (increase) in loans receivable	25,383	37,213	(6,662)
Proceeds from sale of real estate owned	135
Net Cash Provided by (Used in) Investing Activities	2,344	(29,913)	(122,918)
Cash Flows From Financing Activities
Net (decrease) increase in deposits	(11,110)	79,233	124,570
Principal payments on advances from Federal Home Loan Bank of New York	(16,989)	(28,069)	(20,535)
Net increase (decrease) in payments by borrowers for taxes and insurance	116	(170)	368
Minority dividends paid	(2,109)	(2,106)	(1,825)
Purchase of treasury stock	(11)	(2,707)	(3,150)
Income tax benefit (expense) from stock based compensation	8	2	(31)
Net Cash (Used in) Provided by Financing Activities	(30,095)	46,183	99,397
Net (Decrease) Increase in Cash and Cash Equivalents	(17,812)	24,608	(17,665)
Cash and Cash Equivalents - Beginning	58,069	33,461	51,126
Cash and Cash Equivalents - Ending	40,257	58,069	33,461
Supplementary Cash Flows Information:
Interest on deposits and borrowings	16,208	19,367	23,049
Income taxes paid	4,717	4,909	2,715
Non cash activities:
Reclass property from premises and equipment to land held for sale included in other assets		1,157
Transfer from loans receivable to real estate owned	$ 177	$ 186